PENSIONS AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS - Amounts Recognized in the Consolidated Income Statement (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Current service cost	€ (8)	€ (6)	€ (15)	€ (14)
Past service cost	(2)	(2)	(2)	(2)
Net interest	(2)	(3)	(4)	(6)
Immediate recognition of gains arising over the year	0	(1)	1	0
Administration expenses	0	(1)	(1)	(1)
Total	(12)	(13)	(21)	(23)
Pension Benefits
Disclosure of defined benefit plans [line items]
Current service cost	(6)	(5)	(11)	(11)
Past service cost	0	0	0	0
Net interest	(1)	(2)	(2)	(3)
Immediate recognition of gains arising over the year	0	0	0	0
Administration expenses	0	(1)	(1)	(1)
Total	(7)	(8)	(14)	(15)
Other Benefits
Disclosure of defined benefit plans [line items]
Current service cost	(2)	(1)	(4)	(3)
Past service cost	(2)	(2)	(2)	(2)	€ (2)	€ (3)	€ 36
Net interest	(1)	(1)	(2)	(3)
Immediate recognition of gains arising over the year	0	(1)	1	0
Administration expenses	0	0	0	0
Total	€ (5)	€ (5)	€ (7)	€ (8)